Borrowing and Credit Agreements	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowing and Credit Agreements
Borrowing and Credit Agreements

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2014	2013
Commercial paper	$685	$—
4.875% senior notes due 2014	—	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	421	421
1.2% senior notes due 2016	750	750
5.75% senior notes due 2017	1,080	1,310
2.25% senior notes due 2018	1,250	1,250
6.6% senior notes due 2019	394	394
2.25% senior notes due 2019	850	—
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
2.75% senior notes due 2022	1,250	1,250
4.0% senior notes due 2023	1,250	1,250
3.375% senior notes due 2024	650	—
6.25% senior notes due 2027	453	1,000
6.125% senior notes due 2039	734	1,500
5.75% senior notes due 2041	493	950
5.3% senior notes due 2043	750	750
Capital lease obligations	391	390
Other	4	87
	12,955	13,402
Less:
Short-term debt (commercial paper)	(685)	—
Current portion of long-term debt	(575)	(561)
Long-term debt	$11,695	$12,841

The Company had $685 million of commercial paper outstanding at a weighted average interest rate of 0.55% as of December 31, 2014. In connection with its commercial paper program, the Company maintains a $1.25 billion, five-year unsecured back-up credit facility, which expires on February 17, 2017, a $1.0 billion, five-year unsecured back-up credit facility, which expires on May 23, 2018, and a $1.25 billion, five-year unsecured back-up credit facility, which expires on July 24, 2019. The credit facilities allow for borrowings at various rates that are dependent, in part, on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.03%, regardless of usage. As of December 31, 2014, there were no borrowings outstanding under the back-up credit facilities. The weighted average interest rate for short-term debt outstanding during the year ended December 31, 2014 and 2013 was 0.36% and 0.27%, respectively.

On August 7, 2014, the Company issued $850 million of 2.25% unsecured senior notes due August 12, 2019 and $650 million of 3.375% unsecured senior notes due August 12, 2024 (collectively, the “2014 Notes”) for total proceeds of approximately $1.5 billion, net of discounts and underwriting fees. The 2014 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2014 Notes were used for general corporate purposes and to repay certain corporate debt.

On August 7, 2014, the Company announced tender offers for any and all of the 6.25% Senior Notes due 2027, and up to a maximum amount of the 6.125% Senior Notes due 2039, the 5.75% Senior Notes due 2041 and the 5.75% Senior Notes due 2017, for up to an aggregate principal amount of $1.5 billion. On August 21, 2014, the Company increased the aggregate principal amount of the tender offers to $2.0 billion and completed the repurchase for the maximum amount on September 4, 2014. The Company paid a premium of $490 million in excess of the debt principal in connection with the tender offers, wrote off $26 million of unamortized deferred financing costs and incurred $5 million in fees, for a total loss on the early extinguishment of debt of $521 million. The loss was recorded in income from continuing operations on the consolidated statement of income for the year ended December 31, 2014.

During the year ended December 31, 2014, the Company repurchased the remaining $41 million of outstanding Enhanced Capital Advantage Preferred Securities (“ECAPS”) at par. The fees and write-off of deferred issuance costs associated with the early extinguishment of the ECAPS were immaterial.

On December 2, 2013, the Company issued $750 million of 1.2% unsecured senior notes due December 5, 2016; $1.25 billion of 2.25% unsecured senior notes due December 5, 2018; $1.25 billion of 4.0% unsecured senior notes due December 5, 2023; and $750 million of 5.3% unsecured senior notes due December 5, 2043 (the “2013 Notes”) for total proceeds of approximately $4.0 billion, net of discounts and underwriting fees. The 2013 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2013 Notes were used to repay commercial paper outstanding at the time of issuance and to fund the acquisition of Coram LLC in January 2014. The remainder was used for general corporate purposes.

On November 26, 2012, the Company issued $1.25 billion of 2.75% unsecured senior notes due December 1, 2022 (the “2012 Notes”) for total proceeds of approximately $1.24 billion, net of discounts and underwriting fees. The 2012 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2012 Notes were used for general corporate purposes and to repay certain corporate debt.

On November 26, 2012, the Company announced tender offers for any and all of the 6.6% Senior Notes due 2019, and up to a maximum amount of the 6.125% Senior Notes due 2016 and 5.75% Senior Notes due 2017, for up to an aggregate principal amount of $1.0 billion. In December 2012, the Company increased the aggregate principal amount of the tender offers to $1.325 billion and completed the repurchase for the maximum amount. The Company paid a premium of $332 million in excess of the debt principal in connection with the tender offers, wrote off $13 million of unamortized deferred financing costs and incurred $3 million in fees, for a total loss on the early extinguishment of debt of $348 million. The loss was recorded in income from continuing operations on the consolidated statement of income for the year ended December 31, 2012.

The credit facilities, back-up credit facilities and unsecured senior notes contain customary restrictive financial and operating covenants. The covenants do not materially affect the Company’s financial or operating flexibility.

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2014 are $575 million in 2015, $1.2 million in 2016, $1.1 billion in 2017, $1.3 billion in 2018 and $1.3 billion in 2019.